Equity investment	6 Months Ended
Jun. 30, 2020
Equity Method Investments And Joint Ventures [Abstract]
Equity investment
7	Equity investment
(a)	Investment in an equity investee

On May 31, 2019, the Company and VGI Global Media PLC (“VGI”), an online-to-offline solutions provider across advertising, payment and logistics platforms in Thailand, jointly established a new company namely V-Click Technology Company Limited (“V-Click”). VGI holds a majority stake of 51% in V-Click and the Company holds the remaining 49% stake. The investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of the equity investee.

Movements on the Group’s investment in an equity investee during the six months ended June 30, 2019 and 2020 were as follows:

	For the six months ended June 30,
	2019	2020

Balance at the beginning of period	—	158
Cost of investment	566	—
Capital injection	—	412
Share of losses	(14)	(69)
Exchange differences	1	1
Balance at the end of period	553	502

The Group recognized its share of the equity investee’s loss of US$14 and US$69 for the six months ended June 30, 2019 and 2020, respectively. There was no indicator of impairment noted for this equity-method investment as of December 31, 2019 and June 30, 2020.

(b)	Amount due from an equity investee

As of December 31, 2019 and June 30, 2020, the amount was due from V-Click in relation to a cash advance of US$155 and US$199, respectively, which was unsecured, interest-free and repayable on demand.